First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
September 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 55.9%
$175,000,000	U.S. Treasury Note	1.00%	12/15/24	$173,723,687
170,000,000	U.S. Treasury Note	0.50%	03/31/25	166,794,055
150,000,000	U.S. Treasury Note	0.25%	06/30/25	145,754,418
185,000,000	U.S. Treasury Note	0.25%	09/30/25	178,340,083
320,000,000	U.S. Treasury Note	0.38%	11/30/25	307,412,499
275,000,000	U.S. Treasury Note	0.75%	03/31/26	263,043,946
	Total U.S. Government Bonds and Notes			1,235,068,688
	(Cost $1,227,855,406)
U.S. TREASURY BILLS — 4.5%
100,000,000	U.S. Treasury Bill	(a)	10/15/24	99,816,911
	(Cost $99,797,992)

Shares	Description	Value
MONEY MARKET FUNDS — 30.3%
333,972,162	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	333,972,162
333,972,162	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (b)	333,972,162
	Total Money Market Funds	667,944,324
	(Cost $667,944,324)

	Total Investments — 90.7%	2,002,829,923
	(Cost $1,995,597,722)
	Net Other Assets and Liabilities — 9.3%	205,568,096
	Net Assets — 100.0%	$2,208,398,019
Futures Contracts at September 30, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	1,700	Oct-2024	$121,890,000	$(12,395,792)
Cattle Feeder Futures	150	Nov-2024	18,367,500	(84,762)
Cocoa Futures	150	Dec-2024	11,583,000	110,160
Cocoa Futures	833	Mar-2025	53,020,450	(424,524)
Cocoa Futures	50	May-2025	2,993,500	85,860
Coffee “C” Futures	987	Dec-2024	100,026,281	12,559,403
Copper Futures	1,206	Dec-2024	137,272,950	14,571,253
Corn Futures	2,000	Dec-2024	42,475,000	(3,227,254)
Cotton No. 2 Futures	538	Dec-2024	19,801,090	(15,846)
Gasoline RBOB Futures	1,850	Nov-2024	148,111,740	(7,258,400)
Gold 100 Oz. Futures	936	Dec-2024	248,919,840	13,759,990
Kansas City Hard Red Winter Wheat Futures	2,260	Dec-2024	65,963,750	1,419,036
Lean Hogs Futures	654	Dec-2024	19,168,740	(106,879)
Live Cattle Futures	500	Dec-2024	36,960,000	1,370,563
LME Aluminum Futures	1,053	Dec-2024	68,790,647	5,691,662
LME Lead Futures	503	Dec-2024	26,305,643	506,676
LME Nickel Futures	531	Dec-2024	55,733,813	2,911,568
LME Zinc Futures	678	Dec-2024	52,421,096	5,803,406
Low Sulphur Gasoil “G” Futures	1,106	Dec-2024	72,608,900	(812,295)
Natural Gas Futures	3,852	Nov-2024	128,849,400	7,740,036

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Futures Contracts at September 30, 2024 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
NY Harbor ULSD Futures	600	Nov-2024	$54,510,120	$(3,375,651)
Silver Futures	963	Dec-2024	151,470,270	14,872,111
Soybean Futures	1,244	Nov-2024	65,745,400	(1,956,588)
Soybean Meal Futures	2,769	Dec-2024	94,589,040	3,946,396
Soybean Oil Futures	3,692	Dec-2024	95,940,312	6,414,819
Sugar #11 (World) Futures	3,130	Feb-2025	78,770,832	11,708,883
Wheat Futures	2,179	Dec-2024	63,626,800	1,694,443
WTI Crude Futures	1,672	Nov-2024	113,311,440	(12,309,840)
		Total	$2,149,227,554	$63,198,434

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

ASSETS TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,235,068,688	$—	$1,235,068,688	$—
U.S. Treasury Bills	99,816,911	—	99,816,911	—
Money Market Funds	667,944,324	667,944,324	—	—
Total Investments	2,002,829,923	667,944,324	1,334,885,599	—
Futures Contracts	108,064,082	108,064,082	—	—
Total	$2,110,894,005	$776,008,406	$1,334,885,599	$—

LIABILITIES TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(44,865,648)	$(44,865,648)	$—	$—